THE PRUDENTIAL SERIES FUND, INC. (PSF)

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2005

SUPPLEMENT DATED SEPTEMBER 26, 2005

I.  The Board of Directors of The Prudential Series Fund, Inc. (the Fund) recently approved or ratified, as applicable, changes in certain benchmarks of the following portfolios of the Fund (the Portfolios) as indicated in the table below:

Portfolio	Prior Benchmark	New Benchmark
High Yield Bond Portfolio	The Lehman Brothers U.S. Corporate High Yield Bond Index	The Lehman Brothers High Yield 2% Issuer Capped Index
SP PIMCO High Yield Portfolio	The Merrill Lynch U.S. High Yield Master II BB-B Rated Index	The Merrill Lynch U.S. High Yield Master II BB-B Index with 2% Issuer constraint

	Prior Customized Benchmark	New Customized Benchmark
SP Aggressive Growth Asset Allocation Portfolio

Russell 1000 Value Index (Russell
1000 Value) (17.5%)
Russell 1000 Growth Index (Russell
1000 Growth) (17.5%)
Russell 2000 Value Index (Russell
2000 Value) (17.5%)
Russell Midcap Growth Index (Russell
Midcap Growth) (17.5%)
Morgan Stanley Capital International
(MCSI) EAFE Index (30%)

Russell 3000 Index (Russell 3000) (80%) MSCI EAFE (20%)
SP Balanced Asset Allocation Portfolio

Russell 1000 Value (17.5%)
Russell 1000 Growth (17.5%)
Russell 2500 Value Index (Russell
2500 Value) (7.5%)
Russell Midcap Growth (7.5%)
Lehman Brothers Aggregate Bond
Index (Lehman Agg) (30%)
The Lehman Brothers Intermediate
BB Index (10%)
MCSI EAFE (10%)

Russell 3000 (48%) Lehman Agg (40%) MSCI EAFE (12%)
SP Conservative Asset Allocation Portfolio*	Russell 1000 Value (15%) Russell 1000 Growth (15%) Russell 2000 Value (2.5%) Lehman Agg (55%) The Lehman Brothers Intermediate BB Index (10%) Russell Midcap Growth (2.5%)	Russell 3000 (32%) Lehman Agg (60%) MSCI EAFE (8%)
SP Growth Asset Allocation Portfolio	Russell 1000 Value (17.5%) Russell 1000 Growth (17.5%) Russell 2500 Value (12.5%) Russell Midcap Growth (12.5%) Lehman Agg (12.5%)	Russell 3000 Index (64%) Lehman Agg (20%) MSCI EAFE (16%)

Portfolio	Prior Benchmark	New Customized Benchmark
The Lehman Brothers Intermediate BB Index (7.5%) MCSI EAFE (20%)

* The Board ratified change in the customized benchmark.

To reflect the change in the Portfolios’ benchmarks, the table of average annual total returns appearing in the section of the Prospectus titled “EVALUATING PERFORMANCE” for each of the Portfolios is hereby amended as set forth below:

High Yield Bond Portfolio

Average Annual Returns*  (as of 12/31/04)

	1 Year	5 Years	10 Years
Class I Shares	10.30%	5.12%	6.92%
Lehman Brothers Corporate High Yield Bond Index**	11.13%	6.97%	8.13%
Lehman Brothers High Yield 2% Issuer Capped Index***	11.14%	7.24%	8.28%
Lipper Variable Insurance Products (VIP) High Current Yield Funds Average***	9.84%	4.78%	6.95%

*The Portfolio’s returns are after deduction of expenses and do not include Contract charges.

**The Lehman Brothers Corporate High Yield Bond Index is made up of over 700 non-investment grade bonds.  The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio.  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the effect of these expenses.

***The Lehman Brothers High Yield 2% Issuer Capped Index is made up of over 700 non-investment grade bonds.  However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.  The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio.  These returns do not include the effect of any investment management expenses.  These returns would have been lower if they included the effect of these expenses.  The Portfolio has changed from the Lehman Brothers U.S. Corporate High Yield Bond Index to Lehman Brothers High Yield 2% Issuer Capped Index because the Lehman Brothers High Yield 2% Issuer Capped Index better represents the composition of the Portfolio.  In particular, the Portfolio generally maintains positions of 2% or less per issuer (although the Portfolio may hold positions of greater than that amount).

****The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products.  The returns are net of investment fees and fund expenses but not product charges.  These returns would have been lower if they included the effect of product charges.

SP PIMCO High Yield Portfolio

Average Annual Returns* (as of 12/31/04)

	1 Year	Since Inception (9/22/00)
Class I Shares	9.32%	8.55%
Merrill Lynch U.S. High Yield Master II BB-B Rated Index**	9.93%	7.36%
Merrill Lynch U.S. High Yield Master II BB-B Rated Index with 2% Issuer constraint***	9.93%	7.96%
Lipper Variable Insurance Products (VIP) High Current Yield Funds Average****	9.84%	6.04%

*The Portfolio’s returns are after deduction of expenses and do not include Contract charges.

**The Merrill Lynch U.S. High Yield Master II BB-B Rated Index is an unmanaged index that includes high yield bonds across the maturity spectrum, within the BB-B rated spectrum, included in the below-investment-grade universe.  These returns do not include the effect of any investment management expenses.  These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

*** The Merrill Lynch U.S. High Yield Master II BB-B Rated Index with 2% Issuer constraint is an unmanaged index that includes high yield bonds across the maturity spectrum, within the BB-B rated spectrum, included in the below-investment-grade universe.  However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.  These returns do not include the effect of any investment management expenses.  These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.  The Portfolio has changed from the Merrill Lynch High Yield Index to the Merrill Lynch High Yield Master II Index with 2% Issuer constraint because the Merrill Lynch High Yield Master II Index with 2% Issuer constraint better reflects the composition of the Portfolio.  In particular, the Portfolio generally maintains positions of 2% or less per issuer (although the Portfolio may hold positions of greater than that amount).

**** The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products.  The returns are net of investment fees and fund expenses but not product charges.  These returns would have been lower if they included the effect of product charges.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

SP Aggressive Growth Asset Allocation Portfolio

Average Annual Returns* (as of 12/31/04)

	1 Year	Since Inception (9/22/00)
Class I Shares	14.76%	-2.21%
S&P 500 Index**	10.87%	-2.38%
Prior Aggressive Growth AA Custom Blended Index***	13.57%	-1.05%
Current Aggressive Growth AA Custom Blended Index***	13.67%	-0.97%
Lipper Variable Insurance Products (VIP) Multi Cap Core Funds Average****	12.06%	-1.11%

*The Portfolio’s returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)—an unmanaged index of 500 stocks of large U.S. companies—gives a broad look at how stock prices have performed.  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

***Prior Aggressive Growth AA Custom Blended Index consists of the Russell 1000 Value Index (17.5%), the Russell 1000 Growth Index (17.5%), the Russell 2000 Value Index (17.5%), the Russell Midcap Growth Index (17.5%), and the MSCI EAFE Index (30%).  Current Aggressive Growth AA Custom Blended Index consists of the Russell 3000 Index (80%) and MCSI EAFE Index (20%).  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the

effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.  The Portfolio has changed the composition of its customized benchmark to better represent the composition of the Portfolio.  The new customized benchmarks are designed to set established percentages to provide a relative performance comparison covering both asset allocation and the performance of the underlying Portfolios.

****The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products.  The returns are net of investment fees and fund expenses but not product charges.  These returns would have been lower if they included the effect of product charges.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

SP Balanced Asset Allocation Portfolio

Average Annual Returns*  (as of 12/31/04)

	1 Year	Since Inception (9/22/00)
Class I Shares	11.09%	2.63%
S&P 500 Index**	10.87%	-2.38%
Prior Balanced AA Custom Blended Index***	9.89%	2.65%
Current Balanced AA Custom Blended Index***	9.92%	2.70%
Lipper Variable Insurance Products (VIP) Balanced Funds Average****	8.55%	2.59%

*The Portfolio’s returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)—an unmanaged index of 500 stocks of large U.S. companies—gives a broad look at how stock prices have performed.  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

***Prior Balanced AA Custom Blended Index consists of the Russell 1000 Value Index (17.5%), the Russell 1000 Growth Index (17.5%), the Russell 2500 Value Index (7.5%), the Russell Midcap Growth Index (7.5%), the Lehman Brothers Aggregate Bond Index (30%), the Lehman Brothers Intermediate BB Index (10%) and the MSCI EAFE Index (10%).  Current Balanced AA Custom Blended Index consists of the Russell 3000 Index (48%), the Lehman Brothers Aggregate Bond Index (40%) and the MSCI EAFE Index (12%).  These returns do not include the effect of any investment management expenses.  These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.  The Portfolio has changed the composition of its customized benchmark to better represent the composition of the Portfolio.  The new customized benchmarks are designed to set established percentages to provide a relative performance comparison covering both asset allocation and the performance of the underlying Portfolios.

****The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products.  The returns are net of investment fees and fund expenses but not product charges.  These returns would have been lower if they included the effect of product charges.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

SP Conservative Asset Allocation Portfolio

Average Annual Returns*  (as of 12/31/04)

	1 Year	Since Inception (9/22/00)
Class I Shares	8.89%	4.38%
S&P 500 Index**	10.87%	-2.38%
Prior Conservative AA Custom Blended Index***	8.08%	4.38%
Current Conservative AA Custom Blended Index***	8.04%	4.34%
Lipper Variable Insurance Products (VIP) Income Funds Average****	8.47%	4.28%

*The Portfolio’s returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)—an unmanaged index of 500 stocks of large U.S. companies—gives a broad look at how stock prices have performed.  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

*** Prior Conservative AA Custom Blended Index consists of the Russell 1000 Value Index (15%), the Russell 1000 Growth Index (15%), the Russell 2000 Value Index (2.5%), %), the Lehman Brothers Aggregate Bond Index (55%), the Lehman Brothers Intermediate BB Index (10%) and the Russell Midcap Growth Index (2.5%).  Current Conservative AA Custom Blended Index consists of the Russell 3000 Index (32%), Lehman Brothers U.S. Aggregate Bond Index (60%) and MSCI EAFE Index (8%).  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.  The Portfolio has changed the composition of its customized benchmark to better represent the composition of the Portfolio.  The new customized benchmarks are designed to set established percentages to provide a relative performance comparison covering both asset allocation and the performance of the underlying Portfolios.

****The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products.  The returns are net of investment fees and fund expenses but not product charges.  These returns would have been lower if they included the effect of product charges.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

SP Growth Asset Allocation Portfolio

Average Annual Returns*  (as of 12/31/04)

	1 Year	Since Inception (9/22/00)
Class I Shares	13.05%	0.24%
S&P 500 Index**	10.87%	-2.38%
Prior Growth AA Custom Blended Index***	11.73%	0.85%
Current Growth AA Custom Blended Index***	11.78%	0.90%
Lipper Variable Insurance Products (VIP) Multi Cap Core Funds Average****	12.06%	-1.11%

*The Portfolio’s returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)—an unmanaged index of 500 stocks of large U.S. companies—gives a broad look at how stock prices have performed.  These returns do not include the effect of any investment management expenses.   These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

***Prior Growth AA Custom Blended Index consists of the Russell 1000 Value Index (17.5%), the Russell 1000 Growth Index (17.5%), the Russell 2500 Value Index (12.5%), the Russell Midcap Growth Index (12.5%) the Lehman Brothers Aggregate Bond Index (12.5%) the Lehman Brothers Intermediate BB Index (7.5%), and the MSCI EAFE Index (20%).  Current Growth AA Custom Blended Index consists of the Russell 3000 Index (64%), the Lehman Brothers Aggregate Bond Index (20%) and the MSCI EAFE Index

(16%).  These returns do not include the effect of any investment management expenses.  These returns would have been lower if they included the effect of these expenses.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.  The Portfolio has changed the composition of its customized benchmark to better represent the composition of the Portfolio.  The new customized benchmarks are designed to set established percentages to provide a relative performance comparison covering both asset allocation and the performance of the underlying Portfolios.

****The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products.  The returns are net of investment fees and fund expenses but not product charges.  These returns would have been lower if they included the effect of product charges.  The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

II.  Set forth below are important changes to the Prospectus and Statement of Additional Information.  The following should be read in conjunction with your prospectus and should be retained for future reference:

Proposed Change in Federal Income Tax Status and Related Reorganization

The Board of Directors of PSF recently approved proposals to cause each PSF Portfolio to change its federal income tax status from a regulated investment company to a partnership (the PSF Conversion).  In order to complete the PSF Conversion, PSF will be reorganized from a Maryland corporation to a Delaware statutory trust (the PSF Reorganization and, together with the PSF Conversion, the PSF Transactions).

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the PSF Portfolios will not change as a result of the PSF Transactions.  In addition, it is expected that the PSF Transactions will not have any adverse federal income tax consequences for the PSF Portfolios or for the owners of variable annuity contracts and/or variable life insurance policies (Contract owners).  All fees and expenses incurred in connection with the completion of the PSF Transactions will be borne by Prudential Investments LLC (the Manager) or its affiliates.  Additionally, the Manager or its affiliates also will bear any transitional costs and any ongoing incremental increases in Portfolio fees and expenses that are charged to PSF by its service providers and that are directly attributable to the PSF Transactions.

Completion of the PSF Transactions is subject to the satisfaction of certain contractual and regulatory terms and conditions and the receipt of a legal opinion substantially to the effect that the PSF Transactions will not result in federal income tax liability to any PSF Portfolio or any Contract owner.  It is expected that the PSF Transactions will be effected on or about January 1, 2006.  The PSF Transactions will not cause any change in each PSF Portfolio’s current practice of distributing its net income and net capital gains to its shareholders of record (that is, the insurance company separate accounts) as described in the “Taxation of the Fund” section of the SAI.

Upon completion of the PSF Transactions, all disclosure relating to the PSF Portfolios’ status as regulated investment companies and their compliance with related requirements shall be deemed to be deleted.

Upon completion of the PSF Transactions, the Fund will be re-named “The Prudential Series Fund.”

PSFSUP66